Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

									Value of Initial Fixed $100 Investment Based On:
Year	SCT Total Compensation for PEO (Dave Rush) ($)(1)	Compensation Actually Paid to PEO (Dave Rush) ($)(2)(3)	SCT Total Compensation for PEO (Dave Flitman) ($)(4)	Compensation Actually Paid to PEO (Dave Flitman) ($)(2)(3)	SCT Total Compensation for PEO (Chad Crow) ($)(5)	Compensation Actually Paid to PEO (Chad Crow) ($)(2)(3)	Average SCT Total Compensation for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Total Shareholder Return	Peer Group Total Shareholder Return(11)	Net Income ($) (in thousands)	Adjusted EBITDA ($) (in thousands)
(a)	(b)	(c)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	8,105,991	13,901,950	—	—	—	—	3,347,899(6)	11,327,474	686.99	200.45	1,540,555	2,899,300
2022	4,110,749	1,074,763	6,377,169	(9,262,135)	—	—	3,821,105(7)	2,088,793	255.33	132.74	2,749,369	4,376,600
2021	—	—	10,129,559	15,889,432	257,915	22,894,748	2,947,160(8)	7,229,729	337.31	158.74	1,725,416	3,060,300
2020	—	—	—	—	5,309,819	12,160,766	2,173,216(9)	3,718,790	160.61	127.17	484,800 (9)	1,071,900	(10)

1.
Dave Rush was appointed as Interim Chief Executive Officer effective November 18, 2022. The amount for 2022 reflects Mr. Rush’s total compensation for 2022.
2.
The dollar amounts represent the amount of “compensation actually paid,” or CAP, to the CEO and Other Non-CEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEO or other NEOs, respectively, during the applicable year.
3.
For purposes of calculating CAP:
a.
For 2023 and 2022, the Total Compensation of Dave Rush as reported in the Summary Compensation Table (“SCT”) was reduced by $4,102,537 and $499,990, respectively; for 2022 and 2021, the Total Compensation of Dave Flitman as reported in the SCT was reduced by $5,315,326 and $6,842,350, respectively; for 2021 and 2020, the Total Compensation of Chad Crow as reported in the SCT was not adjusted and reduced by $3,031,035, respectively; and the SCT Total Compensation of the other NEOs for 2023, 2022, 2021 and 2020 was reduced, on average, by $1,565,537, $2,099,424, $1,601,168 and $990,232, respectively, reflecting the grant date fair values of stock awards granted in the applicable year.
b.
For 2023 and 2022, the SCT Total Compensation of Dave Rush was increased by $8,477,476 and $488,352, respectively; for 2022 and 2021, the SCT Total Compensation for Dave Flitman was not adjusted and increased by $12,612,223, respectively; for 2021 and 2020, the SCT Total Compensation of Chad Crow was not adjusted and increased by $5,391,001, respectively; and the SCT Total Compensation of the other NEOs for 2023, 2022, 2021, and 2020 was increased, on average, by $3,125,543, $2,286,140, $3,009,696 and $1,763,298, respectively, reflecting the fair value as of December 31 of each applicable year of all stock awards granted during that year that are outstanding and unvested as of such date.
c.
For 2023 and 2022, the SCT Total Compensation of Dave Rush was not adjusted and decreased by $2,422,441, respectively; for 2022 and 2021, the SCT Total Compensation of Dave Flitman was not adjusted for either year; for 2021 and 2020, the SCT Total Compensation of Chad Crow was increased by $21,952,801 and $4,808,382, respectively; and the SCT Total Compensation of the other NEOs for 2023, 2022, 2021 and 2020 was, on average, increased by $5,317,269, decreased by $1,369,868, increased by $2,792,369 and increased by $850,585, respectively, reflecting the change in fair value from December 31 of the prior year to December 31 of the applicable year of any awards granted in a prior year that are outstanding and unvested as of December 31 of the applicable year.
d.
For 2023 and 2022, the SCT Total Compensation of Dave Rush was increased by $1,421,019 and decreased by $601,907, respectively; for 2022 and 2021, the SCT Total Compensation of Dave Flitman was decreased by $385,221 and not adjusted, respectively; for 2021 and 2020, the SCT Total Compensation of Chad Crow was increased by $684,032 and decreased by $317,401, respectively; and for 2023, 2022, 2021 and 2020, the SCT Total Compensation of the other NEOs was on average, increased by $1,102,300, decreased by $549,161, increased by $81,672 and decreased by $78,077, reflecting the change in fair value from December 31 of the prior year to the vesting date of any awards granted in any prior year as to which all vesting conditions were satisfied during the applicable year.
e.
For 2022, the SCT Total Compensation of Dave Flitman was reduced by $9,938,757, reflecting the fair value as of December 31 of the prior year of any awards granted in any prior year as to which vesting conditions failed to be met during the applicable year.

For purposes of the foregoing, the fair value of the stock awards at all applicable dates was calculated using the same methodology (including applicable assumptions) as used to account for share-based payments in the Company’s financial statements. The assumptions used in calculating the fair value of awards at the applicable dates did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year, except that (i) for 2023 CAP, the fair value calculations for PSUs granted in 2021 assumed a payout at 165% (based on actual payout amount as of the completion of all performance periods), the fair value calculations for the PSUs granted in 2022 and 2023 assumed a payout at 200%, which was the probable outcome of the applicable performance conditions as of December 31, 2023, compared to the grant date fair value calculations of such PSUs, which assumed a payout at target, (ii) for 2022 CAP, the fair value calculations for PSUs granted in 2020 assumed a payout at 220% (based on a maximum performance payout of 200% plus a 10% TSR modifier), the fair value calculations for the PSUs granted in 2021 assumed a payout at 150% for all NEOs except Mr. Rush, and the fair value calculations for the PSUs granted in 2021 to Mr. Rush assumed a payout at 120%, which was the probable outcome of the applicable performance conditions as of December 31, 2022, compared to the grant date fair value calculations of such PSUs, which assumed a payout at target, and (iii) for 2021 CAP, the fair value calculations for PSUs granted in 2020 assumed a payout at 200%, which was the probable outcome of the applicable performance conditions as of December 31, 2021, compared to the grant date fair value calculations of such PSUs, which assumed a payout at target. For a discussion of the assumptions used to estimate the fair value of stock awards, please refer to the “Stock-Based Compensation” in Notes 2 and 10 to the Consolidated Financial Statements of the Company’s Annual Report on Form 10-K for the year ended December 31, 2023.

4.
Dave Flitman was appointed as President effective January 1, 2021, and as Chief Executive Officer effective April 1, 2021. The amount for 2021 reflects Mr. Flitman’s total compensation in 2021.
5.
Chad Crow served as President and Chief Executive Officer during the entirety of 2020, and as Chief Executive Officer from January 1, 2021 to March 31, 2021, and thereafter continued to serve as a consultant to the Company. The amount for 2021 reflects Mr. Crow’s total compensation for 2021.
6.
The non-PEO NEOs in 2023 were Peter Jackson, Executive Vice President and Chief Financial Officer, Steve Herron, Chief Operating Officer, Scott Robins, President – West Division, and Tim Johnson, Executive Vice President, General Counsel and Corporate Secretary.
7.
The non-PEO NEOs in 2022 were Peter Jackson, Executive Vice President and Chief Financial Officer, Scott Robins, President – West Division, Mike Hiller, President – Central Division, and Tim Johnson, Executive Vice President, General Counsel and Corporate Secretary.
8.
The non-PEO NEOs in 2021 were Peter Jackson, Executive Vice President and Chief Financial Officer, Scott Robins, President – West Division, Mike Farmer, President – Commercial Operations, and Tim Johnson, Executive Vice President, General Counsel and Corporate Secretary.
9.
The non-PEO NEOs in 2020 were Peter Jackson, Senior Vice President and Chief Financial Officer, Scott Robins, Senior Vice President and Chief Operating Officer – West, Dave Rush, Senior Vice President and Chief Operating Officer – East, and Don McAleenan, Senior Vice President and General Counsel.
10.
Pro forma net income for the twelve months ended December 31, 2020 of Builders FirstSource, Inc. and BMC Stock Holdings, Inc.
11.
Pro forma Adjusted EBITDA for the twelve months ended December 31, 2020 of Builders FirstSource, Inc. and BMC Stock Holdings, Inc.
12.
We selected the S&P 600® Building Products Index (referred to herein as the “Index”) as our peer group for purposes of this disclosure. We also use the Index for purposes of the performance graph required by Item 201 of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2023.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
6.
The non-PEO NEOs in 2023 were Peter Jackson, Executive Vice President and Chief Financial Officer, Steve Herron, Chief Operating Officer, Scott Robins, President – West Division, and Tim Johnson, Executive Vice President, General Counsel and Corporate Secretary.
7.
The non-PEO NEOs in 2022 were Peter Jackson, Executive Vice President and Chief Financial Officer, Scott Robins, President – West Division, Mike Hiller, President – Central Division, and Tim Johnson, Executive Vice President, General Counsel and Corporate Secretary.
8.
The non-PEO NEOs in 2021 were Peter Jackson, Executive Vice President and Chief Financial Officer, Scott Robins, President – West Division, Mike Farmer, President – Commercial Operations, and Tim Johnson, Executive Vice President, General Counsel and Corporate Secretary.
9.
The non-PEO NEOs in 2020 were Peter Jackson, Senior Vice President and Chief Financial Officer, Scott Robins, Senior Vice President and Chief Operating Officer – West, Dave Rush, Senior Vice President and Chief Operating Officer – East, and Don McAleenan, Senior Vice President and General Counsel.

Peer Group Issuers, Footnote	We selected the S&P 600® Building Products Index (referred to herein as the “Index”) as our peer group for purposes of this disclosure. We also use the Index for purposes of the performance graph required by Item 201 of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2023.
Adjustment To PEO Compensation, Footnote
3.
For purposes of calculating CAP:
a.
For 2023 and 2022, the Total Compensation of Dave Rush as reported in the Summary Compensation Table (“SCT”) was reduced by $4,102,537 and $499,990, respectively; for 2022 and 2021, the Total Compensation of Dave Flitman as reported in the SCT was reduced by $5,315,326 and $6,842,350, respectively; for 2021 and 2020, the Total Compensation of Chad Crow as reported in the SCT was not adjusted and reduced by $3,031,035, respectively; and the SCT Total Compensation of the other NEOs for 2023, 2022, 2021 and 2020 was reduced, on average, by $1,565,537, $2,099,424, $1,601,168 and $990,232, respectively, reflecting the grant date fair values of stock awards granted in the applicable year.
b.
For 2023 and 2022, the SCT Total Compensation of Dave Rush was increased by $8,477,476 and $488,352, respectively; for 2022 and 2021, the SCT Total Compensation for Dave Flitman was not adjusted and increased by $12,612,223, respectively; for 2021 and 2020, the SCT Total Compensation of Chad Crow was not adjusted and increased by $5,391,001, respectively; and the SCT Total Compensation of the other NEOs for 2023, 2022, 2021, and 2020 was increased, on average, by $3,125,543, $2,286,140, $3,009,696 and $1,763,298, respectively, reflecting the fair value as of December 31 of each applicable year of all stock awards granted during that year that are outstanding and unvested as of such date.
c.
For 2023 and 2022, the SCT Total Compensation of Dave Rush was not adjusted and decreased by $2,422,441, respectively; for 2022 and 2021, the SCT Total Compensation of Dave Flitman was not adjusted for either year; for 2021 and 2020, the SCT Total Compensation of Chad Crow was increased by $21,952,801 and $4,808,382, respectively; and the SCT Total Compensation of the other NEOs for 2023, 2022, 2021 and 2020 was, on average, increased by $5,317,269, decreased by $1,369,868, increased by $2,792,369 and increased by $850,585, respectively, reflecting the change in fair value from December 31 of the prior year to December 31 of the applicable year of any awards granted in a prior year that are outstanding and unvested as of December 31 of the applicable year.
d.
For 2023 and 2022, the SCT Total Compensation of Dave Rush was increased by $1,421,019 and decreased by $601,907, respectively; for 2022 and 2021, the SCT Total Compensation of Dave Flitman was decreased by $385,221 and not adjusted, respectively; for 2021 and 2020, the SCT Total Compensation of Chad Crow was increased by $684,032 and decreased by $317,401, respectively; and for 2023, 2022, 2021 and 2020, the SCT Total Compensation of the other NEOs was on average, increased by $1,102,300, decreased by $549,161, increased by $81,672 and decreased by $78,077, reflecting the change in fair value from December 31 of the prior year to the vesting date of any awards granted in any prior year as to which all vesting conditions were satisfied during the applicable year.
e.
For 2022, the SCT Total Compensation of Dave Flitman was reduced by $9,938,757, reflecting the fair value as of December 31 of the prior year of any awards granted in any prior year as to which vesting conditions failed to be met during the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 3,347,899	$ 3,821,105	$ 2,947,160	$ 2,173,216
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,327,474	2,088,793	7,229,729	3,718,790
Adjustment to Non-PEO NEO Compensation Footnote
3.
For purposes of calculating CAP:
a.
For 2023 and 2022, the Total Compensation of Dave Rush as reported in the Summary Compensation Table (“SCT”) was reduced by $4,102,537 and $499,990, respectively; for 2022 and 2021, the Total Compensation of Dave Flitman as reported in the SCT was reduced by $5,315,326 and $6,842,350, respectively; for 2021 and 2020, the Total Compensation of Chad Crow as reported in the SCT was not adjusted and reduced by $3,031,035, respectively; and the SCT Total Compensation of the other NEOs for 2023, 2022, 2021 and 2020 was reduced, on average, by $1,565,537, $2,099,424, $1,601,168 and $990,232, respectively, reflecting the grant date fair values of stock awards granted in the applicable year.
b.
For 2023 and 2022, the SCT Total Compensation of Dave Rush was increased by $8,477,476 and $488,352, respectively; for 2022 and 2021, the SCT Total Compensation for Dave Flitman was not adjusted and increased by $12,612,223, respectively; for 2021 and 2020, the SCT Total Compensation of Chad Crow was not adjusted and increased by $5,391,001, respectively; and the SCT Total Compensation of the other NEOs for 2023, 2022, 2021, and 2020 was increased, on average, by $3,125,543, $2,286,140, $3,009,696 and $1,763,298, respectively, reflecting the fair value as of December 31 of each applicable year of all stock awards granted during that year that are outstanding and unvested as of such date.
c.
For 2023 and 2022, the SCT Total Compensation of Dave Rush was not adjusted and decreased by $2,422,441, respectively; for 2022 and 2021, the SCT Total Compensation of Dave Flitman was not adjusted for either year; for 2021 and 2020, the SCT Total Compensation of Chad Crow was increased by $21,952,801 and $4,808,382, respectively; and the SCT Total Compensation of the other NEOs for 2023, 2022, 2021 and 2020 was, on average, increased by $5,317,269, decreased by $1,369,868, increased by $2,792,369 and increased by $850,585, respectively, reflecting the change in fair value from December 31 of the prior year to December 31 of the applicable year of any awards granted in a prior year that are outstanding and unvested as of December 31 of the applicable year.
d.
For 2023 and 2022, the SCT Total Compensation of Dave Rush was increased by $1,421,019 and decreased by $601,907, respectively; for 2022 and 2021, the SCT Total Compensation of Dave Flitman was decreased by $385,221 and not adjusted, respectively; for 2021 and 2020, the SCT Total Compensation of Chad Crow was increased by $684,032 and decreased by $317,401, respectively; and for 2023, 2022, 2021 and 2020, the SCT Total Compensation of the other NEOs was on average, increased by $1,102,300, decreased by $549,161, increased by $81,672 and decreased by $78,077, reflecting the change in fair value from December 31 of the prior year to the vesting date of any awards granted in any prior year as to which all vesting conditions were satisfied during the applicable year.
e.
For 2022, the SCT Total Compensation of Dave Flitman was reduced by $9,938,757, reflecting the fair value as of December 31 of the prior year of any awards granted in any prior year as to which vesting conditions failed to be met during the applicable year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

List of Most Important Financial Performance Measures

The following table lists the most important financial performance measures used in 2023 to link CAP to our CEO and our other NEOs to the Company’s performance. The financial performance measures are not ranked in order of importance. See “Compensation Discussion & Analysis — Elements of our Compensation Program” for applicable definitions of each metric and a discussion of the application of these measures in determining the compensation of our CEO and our other NEOs.

Performance Metric	Financial or Non-Financial
Adjusted EBITDA	Financial
Return on Invested Capital (“ROIC”)	Financial
TSR	Financial
Working Capital	Financial

Total Shareholder Return Amount	$ 686.99	255.33	337.31	160.61
Peer Group Total Shareholder Return Amount	200.45	132.74	158.74	127.17
Net Income (Loss)	$ 1,540,555,000	$ 2,749,369,000	$ 1,725,416,000	$ 484,800,000
Company Selected Measure Amount	2,899,300,000	4,376,600,000	3,060,300,000	1,071,900,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital (“ROIC”)
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Working Capital
Dave Rush [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,105,991	$ 4,110,749
PEO Actually Paid Compensation Amount	$ 13,901,950	1,074,763
PEO Name	Dave Rush
Dave Flitman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		6,377,169	$ 10,129,559
PEO Actually Paid Compensation Amount		(9,262,135)	15,889,432
PEO Name	Dave Flitman
Chad Crow [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			257,915	$ 5,309,819
PEO Actually Paid Compensation Amount			22,894,748	12,160,766
PEO Name	Chad Crow
PEO | Dave Rush [Member] | Grant Date Fair Values of Stock Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,102,537)	(499,990)
PEO | Dave Rush [Member] | Fair Value as of Each Applicable Year of all Stock Awards Granted during that year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,477,476	488,352
PEO | Dave Rush [Member] | Change in Fair Value of the prior year to the Applicable Year of Any Awards Granted in a Prior Year that are Outstanding and Unvested as of the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,422,441)	(2,422,441)
PEO | Dave Rush [Member] | Change in fair value of the Prior Year to the Vesting Date of any Awards Granted in any Prior Year as to which all Vesting Conditions were Satisfied during the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,421,019	(601,907)
PEO | Dave Flitman [Member] | Grant Date Fair Values of Stock Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,315,326)	(6,842,350)
PEO | Dave Flitman [Member] | Fair Value as of Each Applicable Year of all Stock Awards Granted during that year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		12,612,223	12,612,223
PEO | Dave Flitman [Member] | Change in fair value of the Prior Year to the Vesting Date of any Awards Granted in any Prior Year as to which all Vesting Conditions were Satisfied during the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(385,221)
PEO | Dave Flitman [Member] | Fair Value as of the Prior Year of any Awards Granted in any Prior Year as to which Vesting Conditions Failed to be Met during the Applicable year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		9,938,757
PEO | Chad Crow [Member] | Grant Date Fair Values of Stock Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,031,035)	(3,031,035)
PEO | Chad Crow [Member] | Fair Value as of Each Applicable Year of all Stock Awards Granted during that year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,391,001	5,391,001
PEO | Chad Crow [Member] | Change in Fair Value of the prior year to the Applicable Year of Any Awards Granted in a Prior Year that are Outstanding and Unvested as of the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			21,952,801	4,808,382
PEO | Chad Crow [Member] | Change in fair value of the Prior Year to the Vesting Date of any Awards Granted in any Prior Year as to which all Vesting Conditions were Satisfied during the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			684,032	(317,401)
Non-PEO NEO | Grant Date Fair Values of Stock Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,565,537)	(2,099,424)	(1,601,168)	(990,232)
Non-PEO NEO | Fair Value as of Each Applicable Year of all Stock Awards Granted during that year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,125,543	2,286,140	3,009,696	1,763,298
Non-PEO NEO | Change in Fair Value of the prior year to the Applicable Year of Any Awards Granted in a Prior Year that are Outstanding and Unvested as of the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,317,269	(1,369,868)	2,792,369	850,585
Non-PEO NEO | Change in fair value of the Prior Year to the Vesting Date of any Awards Granted in any Prior Year as to which all Vesting Conditions were Satisfied during the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,102,300	$ (549,161)	$ 81,672	$ (78,077)